Note 8 - Stock Options - Exercise Price (Details) shares in Thousands	12 Months Ended
Dec. 31, 2019 $ / shares shares
Outstanding at the end of the period (in shares) | shares	975
Options outstanding weighted average remaining contractual life (Year)	3 years 29 days
Options outstanding weighted average exercise price (in dollars per share)	$ 0.96
Options exercisable (in shares) | shares	917
Options exercisable weighted average exercise price (in dollars per share)	$ 0.84
Range 2 [Member]
Exercise price, low end of range (in dollars per share)	0.51
Exercise price, high end of range (in dollars per share)	$ 1
Outstanding at the end of the period (in shares) | shares	330
Options outstanding weighted average remaining contractual life (Year)	1 year 193 days
Options outstanding weighted average exercise price (in dollars per share)	$ 0.68
Options exercisable (in shares) | shares	330
Options exercisable weighted average exercise price (in dollars per share)	$ 0.68
Range 3 [Member]
Exercise price, low end of range (in dollars per share)	1.01
Exercise price, high end of range (in dollars per share)	$ 2
Outstanding at the end of the period (in shares) | shares	173
Options outstanding weighted average remaining contractual life (Year)	4 years 251 days
Options outstanding weighted average exercise price (in dollars per share)	$ 1.71
Options exercisable (in shares) | shares	157
Options exercisable weighted average exercise price (in dollars per share)	$ 1.77
Range 4 [Member]
Exercise price, low end of range (in dollars per share)	2.01
Exercise price, high end of range (in dollars per share)	$ 4.75
Outstanding at the end of the period (in shares) | shares	81
Options outstanding weighted average remaining contractual life (Year)	6 years 346 days
Options outstanding weighted average exercise price (in dollars per share)	$ 3.12
Options exercisable (in shares) | shares	47
Options exercisable weighted average exercise price (in dollars per share)	$ 2.20
Range 1 [Member]
Exercise price, low end of range (in dollars per share)	0.34
Exercise price, high end of range (in dollars per share)	$ 0.50
Outstanding at the end of the period (in shares) | shares	391
Options outstanding weighted average remaining contractual life (Year)	2 years 313 days
Options outstanding weighted average exercise price (in dollars per share)	$ 0.42
Options exercisable (in shares) | shares	383
Options exercisable weighted average exercise price (in dollars per share)	$ 0.42